Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 882,585,086	$ 642,508,531	$ 1,093,613,011
Other Provisions
Disclosure Of Other Operating Income [line items]
Other Operating Income	2,407,248
Other Financial Assets
Disclosure Of Other Operating Income [line items]
Other Operating Income	967,588
Other Adjustments and Interest on sundry Credits
Disclosure Of Other Operating Income [line items]
Other Operating Income	112,755,470	124,733,362	609,129,533
Rental of Safety Deposit Boxes
Disclosure Of Other Operating Income [line items]
Other Operating Income	60,450,194	43,292,706	35,130,194
Other Financial Income
Disclosure Of Other Operating Income [line items]
Other Operating Income	14,742,148	36,789,282	32,280,981
Other Income from Services
Disclosure Of Other Operating Income [line items]
Other Operating Income	371,464,654	268,280,344	207,087,224
Recovered loans
Disclosure Of Other Operating Income [line items]
Other Operating Income	77,690,472	25,663,945	28,415,727
Reversed allowances
Disclosure Of Other Operating Income [line items]
Other Operating Income	3,374,836	1,420,311	72,931,604
Punitive interest
Disclosure Of Other Operating Income [line items]
Other Operating Income	208,385,158	100,927,853	69,792,193
Others
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 33,722,154	$ 41,400,728	$ 38,845,555